Description of Business and Summary of Significant Accounting Policies - Redeemable Convertible Preferred and Common Stock Warrant Liabilities (Details) - Common Stock Warrants - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants to purchase common stock (in shares)	83,237	233,023
Exercise Price Per Share (in dollars per share)		$ 6.62
Warrants to purchase common stock (in shares)	149,786
Shares issued, price per share (in dollars per share)	$ 25.28
Shares issued for warrant exercise (in shares)	111,147